Share capital - Options outstanding (Details) - Stock options	9 Months Ended
	Sep. 30, 2019 $ / shares shares	Sep. 30, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Weighted average contractual life	4 years 5 months 16 days
Number of options outstanding	7,676,041	7,676,041
Number of options exercisable	5,087,969	5,087,969
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.30
Weighted average contractual life	2 years 8 months 12 days
Number of options outstanding	2,045,455	2,045,455
Number of options exercisable	2,045,455	2,045,455
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.30
Weighted average contractual life	2 years 10 months 13 days
Number of options outstanding	308,522	308,522
Number of options exercisable	308,522	308,522
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.80
Weighted average contractual life	3 years 2 months 9 days
Number of options outstanding	632,458	632,458
Number of options exercisable	614,710	614,710
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.80
Weighted average contractual life	3 years 5 months 9 days
Number of options outstanding	12,500	12,500
Number of options exercisable	11,197	11,197
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	3 years 8 months 23 days
Number of options outstanding	12,500	12,500
Number of options exercisable	10,416	10,416
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	4 years 4 months 21 days
Number of options outstanding	350,622	350,622
Number of options exercisable	320,562	320,562
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	4 years 10 months 10 days
Number of options outstanding	50,000	50,000
Number of options exercisable	27,087	27,087
Exercise price $ 9.60 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 9.60
Weighted average contractual life	5 years 3 months 7 days
Number of options outstanding	199,060	199,060
Number of options exercisable	100,570	100,570
Exercise price $ 6.18 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 6.18
Weighted average contractual life	5 years 10 months 10 days
Number of options outstanding	175,000	175,000
Number of options exercisable	51,042	51,042
Exercise price $ 1.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.53
Weighted average contractual life	4 years 1 month 21 days
Number of options outstanding	120,000	120,000
Number of options exercisable	90,000	90,000
Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 5.00
Weighted average contractual life	4 years 2 months 1 day
Number of options outstanding	409,924	409,924
Number of options exercisable	409,924	409,924
Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 3.40
Weighted average contractual life	6 years 5 months 19 days
Number of options outstanding	1,228,182	1,228,182
Number of options exercisable	868,182	868,182
Exercise price $ 2.62 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.62
Weighted average contractual life	2 years 8 months 27 days
Number of options outstanding	700,000	700,000
Number of options exercisable	0	0
Exercise price $ 2.45 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.45
Weighted average contractual life	6 years 10 months 6 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	208,334	208,334
Exercise price $ 2.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.53
Weighted average contractual life	6 years 10 months 10 days
Number of options outstanding	181,818	181,818
Number of options exercisable	21,968	21,968